LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of lease cost and other disclosure

	2021	2020

Operating Lease Cost	$730,881	$919,519
Short-Term Lease Costs	669,003	344,980
Total Lease Expenses	$1,399,884	$1,264,499

Summary of future minimum operating lease payments under non-cancelable operating lease

December 31:	Third Parties	Related Parties	Total
2022	$374,197	$393,127	$767,324
2023	384,088	396,783	780,871
2024	384,088	393,597	777,685
2025	365,566	320,004	685,570
2026	310,000	320,004	630,004
Thereafter	1,320,833	560,007	1,880,840
Total Future Minimum Lease Payments	3,138,772	2,383,522	5,522,294
Less Imputed Interest	(1,479,098)	(908,562)	(2,387,660)
Total Amount Representing Present Value	1,659,674	1,474,960	3,134,634
Less Current Portion of Operating Lease Liabilities	(109,136)	(160,018)	(269,154)
Operating Lease Liabilities, Net of Current Portion	$1,550,538	$1,314,942	$2,865,480

Schedule of disclosure relating to leases

	2021	2020
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Operating Leases	$712,358	$842,717

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Operating Leases	$1,419,650	$1,182,942

Weighted-Average Remaining Lease Term (Years) - Operating Leases	8.00	5.00
Weighted-Average Discount Rate - Operating Leases	17.00%	17.00%